Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Equity	Equity
The following table presents our share repurchase programs for the years ended December 31, 2020 and 2019:

Program approval date	Program end date	Authorized amount	Program completion date
February 2019	September 30, 2019	$200,000	July 22, 2019
June 2019	December 31, 2019	200,000	December 5, 2019
November 2019	June 30, 2020	200,000	Expired
January 2020	June 30, 2020	250,000	Expired
During the year ended December 31, 2020, we repurchased an aggregate of 2,130,509 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $55.06 per ordinary share.
During the year ended December 31, 2020, our Board of Directors cancelled 3,000,000 ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.